Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	June 30, 2018	December 31, 2017
	$	$
Revolving Credit Facilities due through 2022	569,142	539,735
Term Loans due through 2021	373,832	423,512
Total principal	942,974	963,247
Less: unamortized discount and debt issuance costs	(9,157)	(10,945)
Total debt	933,817	952,302
Less: current portion	(155,089)	(166,745)
Non-current portion of long-term debt	778,728	785,557